Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment based on:

Year	Summary Compensation Table (SCT) Total for PEO(1)	Compensation actually paid to PEO(1)	Average SCT Total for non-PEO NEOs(1)	Average Compensation actually paid to non-PEO NEOs(1)	TSR(4)	Net Income(5)

2022	$1,176,899	$1,179,170	$481,142	$480,209	$139	$28,783

2021	$1,016,142	$1,019,869	$478,786	$501,351	$140	$26,425

Company Selected Measure Name	Net income
Named Executive Officers, Footnote [Text Block]	Mr. Tomson was our PEO in 2022 and 2021. In 2022 and 2021, the non-PEO NEOs were Messrs. Krebs, Cole, Cosgrove and Fariello.
Peer Group Issuers, Footnote [Text Block]	Cumulative TSR is calculated using the Company's common share price at the end and the beginning of the applicable measurement period assuming reinvestment of dividends.
PEO Total Compensation Amount	$ 1,176,899	$ 1,016,142
PEO Actually Paid Compensation Amount	$ 1,179,170	1,019,869
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate Compensation Actually Paid for the PEO, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to PEO Compensation
	2022	2021
Summary Compensation Table Total	$1,176,899	$1,016,142
Minus Restricted Stock Awards from Summary Compensation Table	(181,517)	(157,514)
Plus Year-End Equity Value of Unvested Awards Granted During the Year	182,792	—
Plus Change in Value of Unvested Awards Granted in Prior Years	(2,710)	—
Plus Value of Awards Granted and Vested During Year	—	161,241
Plus Change in Value of Prior Years' Awards Vested During Year	—	—
Minus Value of Performance-Based Awards Forfeited During Year	—	—
Plus Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest	3,706	—
Compensation Actually Paid	$1,179,170	$1,019,869

Non-PEO NEO Average Total Compensation Amount	$ 481,142	478,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 480,209	501,351
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate average Compensation Actually Paid for the non-PEO NEOs, the following adjustments were made to Summary Compensation Table total compensation, calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown:

	Adjustments to non-PEO Compensation
	2022	2021
Summary Compensation Table Total	$481,142	$478,786
Minus Restricted Stock Awards from Summary Compensation Table	(75,035)	(79,774)
Plus Year-End Equity Value of Unvested Awards Granted During the Year	54,080	57,876
Plus Change in Value of Unvested Awards Granted in Prior Years	(1,027)	14,803
Plus Value of Awards Granted and Vested During Year	19,500	21,198
Plus Change in Value of Prior Years' Awards Vested During Year	(1,464)	6,619
Minus Value of Performance-Based Awards Forfeited During Year	—	—
Plus Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest	3,013	1,843
Compensation Actually Paid	$480,209	$501,351

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 139	140
Net Income (Loss)	$ 28,783,000	26,425,000
PEO Name	(1)Mr. Tomson
Additional 402(v) Disclosure [Text Block]	Net income as reported on the Company's consolidated financial statements.
PEO [Member] | Equity Awards Restricted Stock Awards from Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (181,517)	(157,514)
PEO [Member] | Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	182,792	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,710)	0
PEO [Member] | Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	161,241
PEO [Member] | Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Performance-Based Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Equity Awards Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,706	0
Non-PEO NEO [Member] | Equity Awards Restricted Stock Awards from Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,035)	(79,774)
Non-PEO NEO [Member] | Equity Awards Granted, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	54,080	57,876
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,027)	14,803
Non-PEO NEO [Member] | Equity Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	19,500	21,198
Non-PEO NEO [Member] | Equity Awards Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,464)	6,619
Non-PEO NEO [Member] | Equity Awards Performance-Based Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Equity Awards Dividends and Earning Paid on Awards in the Covered Fiscal Year Prior to Vest [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 3,013	$ 1,843